Note 23 - Fair Value (Detail) - Assets Measured at Fair Value on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	12 Months Ended				24 Months Ended	12 Months Ended	24 Months Ended	12 Months Ended	24 Months Ended	12 Months Ended	24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member]
2012
Impaired loans	$ 35,466	$ 34,116	$ 30,931	$ 41,889	$ 36,388	$ 0	$ 0	$ 0	$ 0	$ 41,889	$ 36,388
Other Real Estate Owned	2,925	5,251	8,316	2,223	1,296	0	0	0	0	2,223	1,296
Other repossessed assets					$ 250		$ 0		$ 0		$ 250